Derivative Instruments (Tables)	6 Months Ended
Jun. 30, 2012
Derivative Instruments [Abstract]
Summary of cross currency swap agreement

Fair Value /
					Carrying	Weighted-
Principal	Principal	Floating Rate Receivable			Amount of	Average
Amount	Amount	Reference		Fixed Rate	Liability	Remaining
NOK	$	Rate	Margin	Payable	$	Term (Years)
700,000	125,000	NIBOR	5.25%	6.88%	(10,220)	4.8

Interest rate swap agreements

			Fair Value /
			Carrying	Weighted-
			Amount of	Average	Fixed
	Interest	Principal	Assets	Remaining	Interest
	Rate	Amount	(Liability)	Term	Rate
	Index	$	$	(years)	(%) (1)
LIBOR-Based Debt:
U.S. Dollar-denominated interest rate swaps (2)	LIBOR	417,666	(130,811)	24.6	4.9
U.S. Dollar-denominated interest rate swaps (2)	LIBOR	206,696	(60,618)	6.7	6.2
U.S. Dollar-denominated interest rate swaps	LIBOR	90,000	(19,111)	6.2	4.9
U.S. Dollar-denominated interest rate swaps	LIBOR	100,000	(21,414)	4.5	5.3
U.S. Dollar-denominated interest rate swaps (3)	LIBOR	212,500	(59,119)	16.5	5.2
LIBOR-Based Restricted Cash Deposit:
U.S. Dollar-denominated interest rate swaps (2)	LIBOR	469,666	166,527	24.6	4.8
EURIBOR-Based Debt:
Euro-denominated interest rate swaps (4)	EURIBOR	334,312	(35,156)	12.0	3.1

			(159,702)

Location and fair value amounts of derivative instruments

		Current			Current
		portion of			portion of
	Accounts	derivative	Derivative	Accrued	derivative	Derivative
	receivable	assets	assets	liabilities	liabilities	liabilities
As at June 30, 2012
Interest rate swap agreements	4,276	16,180	146,071	(10,672)	(46,659)	(268,898)
Cross currency swap agreement	49	221	—	—	—	(10,490)
Toledo Spirit time-charter derivative	—	—	—	—	—	(300)

	4,325	16,401	146,071	(10,672)	(46,659)	(279,688)

As at December 31, 2011
Interest rate swap agreements	4,344	15,608	139,651	(11,448)	(43,973)	(248,645)
Toledo Spirit time-charter derivative	—	—	—	—	—	(600)

	4,344	15,608	139,651	(11,448)	(43,973)	(249,245)

Gains (losses) for derivative instruments not designated as hedging instruments

	Three Months Ended June 30,
	2012			2011
	Realized	Unrealized		Realized	Unrealized
	gains	gains		gains	gains
	(losses)	(losses)	Total	(losses)	(losses)	Total
Interest rate swap agreements	(9,284)	(8,855)	(18,139)	(10,046)	(16,430)	(26,476)
Toledo Spirit time-charter derivative	(6)	—	(6)	(53)	(800)	(853)

	(9,290)	(8,855)	(18,145)	(10,099)	(17,230)	(27,329)

	Six Months Ended June 30,
	2012			2011
	Realized	Unrealized		Realized	Unrealized
	gains	gains		gains	gains
	(losses)	(losses)	Total	(losses)	(losses)	Total
Interest rate swap agreements	(18,363)	(15,947)	(34,310)	(20,283)	3,376	(16,907)
Toledo Spirit time-charter derivative	(38)	300	262	(53)	400	347

	(18,401)	(15,647)	(34,048)	(20,336)	3,776	(16,560)